CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive loss (unaudited) (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Parent Company Statements Of Operations And Comprehensive Loss [Line Items]
NET LOSS	¥ (25,866,828)	$ (4,005,484)	¥ (20,122,604)	¥ (25,782,406)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(850,895)	(131,761)	(84,205)	1,393,843
COMPREHENSIVE LOSS	(26,717,723)	(4,137,245)	(20,206,809)	(24,388,563)
RECON TECHNOLOGY, LTD
Parent Company Statements Of Operations And Comprehensive Loss [Line Items]
EQUITY IN LOSS OF SUBSIDIARIES AND VIES	(22,832,734)	(3,535,654)	(19,246,701)	(25,355,905)
NET LOSS	(22,832,734)	(3,535,654)	(19,246,701)	(25,355,905)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(850,895)	(131,761)	(84,205)	1,393,843
COMPREHENSIVE LOSS	¥ (23,683,629)	$ (3,667,415)	¥ (19,330,906)	¥ (23,962,062)